Asset Acquisition (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Asset Acquisition [Abstract]
Ownership percentage	100.00%	100.00%
Gross consideration	$ 5,743,331	¥ 40,000,000
Paid amount	$ 1,486,746	¥ 10,000,000	$ 706,125	¥ 5,000,000
Unpaid consideration			3,521,176	¥ 25,000,000
Consideration payable current			591,369
Consideration payable noncurrent			2,703,528		$ 3,358,906
Incremental borrowing rate			582,381		3,358,906
Interest expense			$ 133,310		$ 71,272